Stock Based Compensation (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 15, 2024	Jun. 29, 2023	Mar. 10, 2023	Jan. 03, 2022	Jan. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 29, 2023	Oct. 13, 2023	Oct. 11, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved percentage		23.75%	9.75%	15.00%
Shares description			Third Amended and Restated 2021 Plan will, among other things, (a) increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 18.75% of the shares of our Common Stock outstanding on the measurement date and (b) allow us to grant awards of shares of our 9.0% Series A Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”) (with and without restrictions). Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the Third Amended and Restated 2021 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 18.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Series A Preferred Stock that may be issued under the Third Amended and Restated 2021 Plan as unrestricted or restricted Series A Preferred Stock shall equal $3,600,000 valued as of the effective date of the Third Amended and Restated 2021 Plan as determined at the lower of the closing price of our Series A Preferred Stock on Nasdaq on such date or the average of the daily volume weighted average price of our Series A Preferred Stock on Nasdaq as reported by Bloomberg L.P. for a period of five (5) consecutive trading days ending on such date. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, (i) shares of our Common Stock and Series A Preferred Stock, as applicable, subject to the Third Amended and Restated 2021 Plan shall include shares of our Common Stock and Series A Preferred Stock, as applicable, which revert back to the Third Amended and Restated 2021 Plan in a prior quarter or fiscal year, as applicable, pursuant to the paragraph below, and (ii) the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that may be issued under the Third Amended and Restated 2021 Plan may never be less than the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that are then outstanding under (or available to settle existing) 2021 Plan Award grants. For purposes of the Third Amended and Restated 2021 Plan, “Specified Awards” means (i) 2021 Plan Awards issued to Eligible Persons who are not employed or engaged by us or any of our subsidiaries as of the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023, and (ii) 2021 Plan Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023. The exclusion of Specified Awards from the determination of the maximum aggregate number of shares of our Common Stock available for issuance under the Third Amended and Restated 2021 Plan could have material effect on the number of shares of our Common Stock available for issuance thereunder and could have a material dilutive effect on our stockholders.							Third Amended and Restated 2021 Plan will, among other things, (a) increase the number of shares of our Common Stock reserved for issuance thereunder, on a quarterly basis, to 18.75% of the shares of our Common Stock outstanding on the measurement date and (b) allow us to grant awards of shares of our 9.0% Series A Cumulative Perpetual Preferred Stock (“Series A Preferred Stock”) (with and without restrictions). Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Common Stock that may be issued under the Third Amended and Restated 2021 Plan (excluding the number of shares of our Common Stock subject to Specified Awards (as defined below)) (i) pursuant to the exercise of stock options, (ii) as unrestricted or restricted Common Stock, and (iii) in settlement of RSUs shall be limited to, beginning with the first quarter of our fiscal year ending December 31, 2023 (or January 1, 2023), 18.75% of the number of shares of our Common Stock outstanding as of the first trading day of each quarter. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, the maximum aggregate number of shares of our Series A Preferred Stock that may be issued under the Third Amended and Restated 2021 Plan as unrestricted or restricted Series A Preferred Stock shall equal $3,600,000 valued as of the effective date of the Third Amended and Restated 2021 Plan as determined at the lower of the closing price of our Series A Preferred Stock on Nasdaq on such date or the average of the daily volume weighted average price of our Series A Preferred Stock on Nasdaq as reported by Bloomberg L.P. for a period of five (5) consecutive trading days ending on such date. Subject to certain adjustments as provided in the Third Amended and Restated 2021 Plan, (i) shares of our Common Stock and Series A Preferred Stock, as applicable, subject to the Third Amended and Restated 2021 Plan shall include shares of our Common Stock and Series A Preferred Stock, as applicable, which revert back to the Third Amended and Restated 2021 Plan in a prior quarter or fiscal year, as applicable, pursuant to the paragraph below, and (ii) the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that may be issued under the Third Amended and Restated 2021 Plan may never be less than the number of shares of our Common Stock and Series A Preferred Stock, as applicable, that are then outstanding under (or available to settle existing) 2021 Plan Award grants. For purposes of the Third Amended and Restated 2021 Plan, “Specified Awards” means (i) 2021 Plan Awards issued to Eligible Persons who are not employed or engaged by us or any of our subsidiaries as of the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023, and (ii) 2021 Plan Awards that have a grant date at least three (3) years prior to the last day of any fiscal quarter, commencing with the fiscal quarter ending March 31, 2023. The exclusion of Specified Awards from the determination of the maximum aggregate number of shares of our Common Stock available for issuance under the Third Amended and Restated 2021 Plan could have material effect on the number of shares of our Common Stock available for issuance thereunder and could have a material dilutive effect on our stockholders
Series A Preferred Stock issuance											$ 9,751,000
Price per share on date of grant											$ 180.50
Common stock subject to vest											12,260
Plan modification description											37% vesting 12 months from the date of the grant, 33% vesting 24 months from the date of the grant, and 30% vesting 36 months from the date of the grant, in each case subject to the reporting person remaining in the service of the Company on each such vesting date.
Stock price														$ 4.00	$ 1.00	$ 1.00
Warrant term										3 years 10 months 17 days	3 years 11 months 26 days
Unrecognised compensation						$ 8,800,000		$ 8,800,000
Weighted average period								1 year 10 months 24 days
Shares called	48,547
Shares called value	$ 4,000,000.0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share on date of grant										$ 7.47	$ 180.55
Common stock subject to vest											7,800
Plan modification description											25% of such restricted stock units shall vest on the first anniversary, and the remaining shares shall vest ratably over the succeeding 36-month period, with (1/36) of such vesting on the last day of each such calendar month. 7,080 shares of common stock shall vest 50% on December 1, 2023, and 50% on December 1, 2024. 1,860 shares of common stock are performance-based awards that will vest in the following year in January 2023 based on approval of the Board based on achievement of key performance objectives.
Weighted-average remaining vesting period										7 months 6 days	2 years 4 months 13 days
Total unrecognized compensation costs - Restricted stock										$ 1,400,000	$ 4,800,000
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares											21,564
Price per share on date of grant											$ 21.50
Total unrecognized compensation costs - options										$ 266,000	$ 1,000,000.0
Weighted-average remaining vesting period										4 months 13 days	1 year 4 months 9 days
Aggregate intrinsic value of outstanding options										$ 0
Aggregate intrinsic value of exercisable options										$ 0
Plan 2014 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized										500,000
2012 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized										600,000
2021 Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share on date of grant						$ 1.52		$ 1.52
Series A preference shares issued, shares								391,544
Number of common stock vested					18
2021 Stock Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued restricted stock units								90,734	20,000	20,000
Price per share on date of grant						3.96		$ 3.96		$ 7.47	$ 271.25
Series A preference shares issued, shares								542,896			29,017
Series A Preferred Stock issuance											$ 28
Price per share on date of grant									$ 7.465
Price per share on date of grant								$ 2.41
2021 Stock Plan [Member] | Restricted Stock [Member] | Series A Preferred Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued restricted stock units								1,892,300
Price per share on date of grant						2.50		$ 2.50
2021 Stock Plan [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares											21,563
Price per share on date of grant											$ 23.75
Plan modification description											25.00%
Weighted average grant date fair value											$ 14.75
2021 Stock Plan [Member] | Restricted Stock Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share on date of grant						$ 3.96		$ 3.96
Series A preference shares issued, shares						542,896
Twenty Twenty One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved percentage								18.75%
Twenty Twenty Three Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved percentage								23.75%
Two Thousand Twenty Three Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued restricted stock units								610,234
Price per share on date of grant						$ 1.52		$ 1.52
Two Thousand Twenty Three Stock Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares description								38,153 of the restricted stock awards vested immediately, 2,704,772 of the restricted stock awards vest at separation from the Company, 690,223 of the restricted stock awards vest 33% on June 1, 2024, 33% on June 1, 2025 and 34% on June 1, 2026, 304,289 of the restricted stock awards vest 33% on June 1, 2025, 33% on June 1, 2026 and 34% on June 1, 2027, 14,505 of the restricted stock awards vest on June 1, 2025, 14,894 of the restricted stock award vest on June 1, 2026, 1,710 of the restricted stock awards vest on June 1, 2027, and 462,212 of the restricted stock awards vest 33% on September 1, 2025, 33% on September 1 , 2026 and 34% on September 1, 2027.
Stock issued restricted stock units								645,795
Price per share on date of grant								$ 3.96
Two Thousand Twenty Three Stock Plan [Member] | Restricted Stock [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued restricted stock units								57,255
Price per share on date of grant						$ 2.41		$ 2.41
Two Thousand Twenty Three Stock Plan [Member] | Restricted Stock Award [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares description								682,526 of the restricted stock awards vest at separation from the Company, 14,505 of the restricted stock awards vest on June 1, 2025, 14,894 of the restricted stock award vest on June 1, 2026, 1,710 of the restricted stock awards vest on June 1, 2027, and 462,212 of the restricted stock awards vest 33% on September 1, 2025, 33% on September 1, 2026 and 34% on September 1, 2027
Stock issued restricted stock units						645,795		12,844
Price per share on date of grant						$ 3.96		$ 3.96
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted shares													1,460,191
Series A Preferred Stock issuance												[1]

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.